MEMBERS' EQUITY AND UNIT-BASED COMPENSATION - Unit Options (Details)	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period	4 years
Weighted average assumptions
Expected term (in years)	6 years
Expected equity price volatility (Minimum)	23.00%
Expected equity price volatility (Maximum)	55.00%
Risk-free interest rate (Minimum)	1.90%
Risk-free interest rate (Maximum)	2.80%
Expected dividend yield	0.00%
2015 Unit Option Plan | Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period	4 years	4 years